    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 12, 1999.

                        SECURITIES ACT FILE NO. 333-78637

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                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                               -------------------

                                    FORM N-14
                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933 [X]

                         PRE-EFFECTIVE AMENDMENT NO. [ ]

                       POST-EFFECTIVE AMENDMENT NO. 1 [X]
                                                    -

                             SCUDDER MUNICIPAL TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                 TWO INTERNATIONAL PLACE, BOSTON, MA 02110-4103
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (617) 295-2572
                  (REGISTRANT'S AREA CODE AND TELEPHONE NUMBER)

                                LYNN S. BIRDSONG
                        SCUDDER KEMPER INVESTMENTS, INC.
                             TWO INTERNATIONAL PLACE
                              BOSTON, MA 02110-4103
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH COPIES TO:

   BURTON M. LEIBERT, ESQ.                           JOHN MILLETTE
  WILLKIE FARR & GALLAGHER                  SCUDDER KEMPER INVESTMENTS, INC.
    787 SEVENTH AVENUE                          TWO INTERNATIONAL PLACE
  NEW YORK, NY 10019-6099                        BOSTON, MA 02110-4103

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

                      TITLE OF SECURITIES BEING REGISTERED:
   Shares of Beneficial Interest ($.01 par value) of Managed Municipal Bonds, a Series of the Registrant

                               -------------------

     The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith because of reliance upon
Section 24(f).

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

Parts A, B and C of this Registration Statement on Form N-14 (the "Registration Statement") are incorporated by reference into this Post-Effective Amendment No. 1 to the Registration Statement from the filing of Pre-Effective Amendment No. 1 to the Registration Statement with the Securities and Exchange Commission on June 30, 1999, except for part 12 of Item 16 of the Registration Statement which is amended as indicated in Part C.

                                     PART C

                                OTHER INFORMATION

ITEM 16.  EXHIBITS

     12. Opinion and consent of Willkie Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in item 17 of Pre-Effective Amendment No. 1 to the Registration Statement that the final tax opinion be filed as a post-effective amendment to the Registration Statement.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 7th day of October, 1999.


                                           SCUDDER MUNICIPAL TRUST

                                           By: /s/ John Millette
                                               -------------------
                                               John Millette
                                               Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


          SIGNATURE                      TITLE                    DATE
          ---------                      -----                    ----

/s/ Lynn S. Birdsong                 President               October 7, 1999
------------------------------
Lynn S. Birdsong

/s/ Henry P. Becton, Jr.*             Trustee                October 7, 1999
------------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll*              Trustee                October 7, 1999
------------------------------
Dawn-Marie Driscoll

/s/ Peter B. Freeman*                 Trustee                October 7, 1999
------------------------------
Peter B. Freeman

/s/ George M. Lovejoy, Jr.*           Trustee                October 7, 1999
------------------------------
George M. Lovejoy, Jr.

/s/ Wesley W. Marple, Jr.*            Trustee                October 7, 1999
------------------------------
Wesley W. Marple, Jr.

/s/ Kathryn L. Quirk*                 Trustee                October 7, 1999
------------------------------
Kathryn L. Quirk

/s/ Jean C. Tempel*                   Trustee                October 7, 1999
------------------------------
Jean C. Tempel

/s/ John R. Hebble                Treasurer (Principal       October 7, 1999
------------------------------    Financial and Accounting
John R. Hebble                    Officer)

*By:/s/ Caroline M. Pearson
    -----------------------
    Caroline M. Pearson

Attorney-in-fact pursuant to a
power of attorney contained in
the signature page to the
initial filing of the
Registration Statement filed
on May 17, 1999.